21. Income tax and social contribution (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IncomeTaxAndSocialContributionLineItems [Line Items]
Description of income taxes calculated based on taxable income	15% on taxable income plus an additional 10% on annual taxable income exceeding R$240,000 for IRPJ, and 9% for CSLL, and it is paid by each legal entity.
Income tax expense	R$ 371	R$ (249)	R$ 41
Nominal rate for subsidiaries	25.00%
Brazil [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Nominal rate for subsidiaries	34.00%
Uruguay [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Nominal rate for subsidiaries	25.00%
Argentina [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Nominal rate for subsidiaries	30.00%
Colombia [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Nominal rate for subsidiaries	32.00%
Via Varejo S.A. ("VV'') [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Income tax expense	R$ 199